Supplement dated April 26, 2017 to the following:

CompleteSM Variable Life Insurance, A Patented FutureSystem™ Life Model Design
to Prospectus dated May 1, 2012 as supplemented

CompleteSM Advisor Variable Life Insurance, A Patented FutureSystem™ Life Model Design
to Prospectus dated May 1, 2012 as supplemented

Effective May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. will change its name to The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Accordingly, the disclosure under Section 3: Investment Options is replaced with the following:

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
The Dreyfus Sustainable U.S. Equity Portfolio Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	The fund seeks long-term capital appreciation.	Newton Investment Management (North America) Limited

Any references to The Dreyfus Socially Responsible Growth Fund, Inc. in the prospectuses are replaced with The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Notice of Liquidation
JPMorgan Insurance Trust (the "Trust") has authorized the liquidation of the JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio on or about May 19, 2017 ("Liquidation Date"). Furthermore, the Trust will no longer accept purchases of JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio shares effective May 18, 2017. As of the Liquidation Date, all references to the JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio are deleted from the prospectuses.

The investment advisor for the Vanguard VIF - Small Company Growth Portfolio has changed. Accordingly, the disclosure under Section 3: Investment Options for this Portfolio is replaced with the following:

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.